Commitments related to operational activities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Sep. 30, 2023	Jun. 26, 2023	Jan. 14, 2022	Apr. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Commitment amount	€ 221,135
Contract CRO with Pharmaceutical Research Associates B.V.
Disclosure of detailed information about financial instruments [line items]
Amount committed to pay	163,300	€ 226,600		€ 8,800
Bonus or malus maximum amount			€ 2,400		€ 3,400
Commitment amount	€ 183,366
Licensing and collaboration agreement with CTTQ
Disclosure of detailed information about financial instruments [line items]
Amount committed to pay		19,200
Bonus or malus maximum amount		€ 2,400